Submission	Apr. 19, 2026
Submission [Line Items]
Central Index Key	0001944552
Registrant Name	Adlai Nortye Ltd.
Registration File Number	333-294173
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A